DEFERRED TAX - Components of Deferred Taxes (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Deferred Tax [Line Items]
Deferred tax asset	$ 5,741	$ 6,418
Intangible assets - deferred tax liability	(7,339)	(2,258)
Net deferred tax (liabilities) assets	(1,598)	4,160
Intangible assets
Disclosure Of Deferred Tax [Line Items]
Deferred tax asset	3,878	4,615
Intangible assets - deferred tax liability	(14,286)	(3,212)
Unused tax losses
Disclosure Of Deferred Tax [Line Items]
Net deferred tax (liabilities) assets	$ 8,810	$ 2,757